21. GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
Note 21 - GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the consolidated statements of operations consist of the following:

	2019	2018	2017
Salaries and benefits	$1,347	$1,244	$1,196
Office and miscellaneous	286	359	464
Management and consulting fees	461	354	460
Investor relations	171	401	363
Travel and promotion	110	226	323
Professional fees	470	529	247
Directors fees	162	161	158
Regulatory and compliance fees	143	311	101
Depreciation	43	25	15
	$3,193	$3,610	$3,327